Cover	Apr. 19, 2023
Cover [Abstract]
Entity Registrant Name	PREVENTION INSURANCE.COM
Entity Central Index Key	0001134982
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 19, 2023
Entity File Number	000-32389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Entity Address Address Line 1	Level 7, 552 Lonsdale Street
Entity Address City Or Town	Melbourne
Entity Address Country	AU
Entity Address Postal Zip Code	3000
City Area Code	61
Local Phone Number	8 8981 4037
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false